united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23705

Atlas U.S. Tactical Income Fund, Inc.

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio 45246

(Address of principal executive offices) (Zip code)

Jaime Pandal

Buchanan Office Center, Road 165 No. 40, Suite 201, Guaynabo, PR 00968

(Name and address of agent for service)

Registrant's telephone number, including area code: 855-969-8440

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

ATLAS U.S. TACTICAL INCOME FUND, INC.

SEMI-ANNUAL REPORT

UNAUDITED FINANCIAL STATEMENTS

MARCH 31, 2022

Atlas U.S. Tactical Income Fund, Inc.
Portfolio Review (Unaudited)
March 31, 2022

The Fund’s performance figures for the periods ended March 31, 2022, compared to its benchmark:

	6 Months	One Year
Atlas U.S. Tactical Income Fund, Inc.:
Class A without Load	(8.72)%	(6.57)%
Class A with load	(11.94)%	(9.88)%
Class C	(9.04)%	(7.25)%
Bloomberg U.S. Aggregate 1-3 Year Index *	(3.05)%	(2.91)%

*	The Bloomberg U.S. Aggregate 1-3 Year Index is an unmanaged index of publicly issued investment grade corporate, US Treasury and government agency securities with remaining maturities of one to three years.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Returns for periods greater than one year are annualized. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2023, to ensure that the net annual Fund operating expenses (excluding acquired fund fees and expenses and certain other non-operating expenses) will not exceed 1.15% and 1.90% of gross assets, respectively for Class A and Class C, subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated February 1, 2022, including underlying funds, are 1.91% for Class A and 2.65% for Class C. Class A shares are subject to a maximum sales charge imposed on purchases of 3.50%. Class A and Class C shares are subject to a redemption fee of 1.00% of the amount redeemed if held less than 60 days. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-787-781-1301.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 24.4%
	APPAREL & TEXTILE PRODUCTS - 0.5%
3,792	NIKE, Inc., Class B	$510,251

	BANKING - 1.6%
10,893	Bank of America Corporation	449,009
6,324	Citigroup, Inc.	337,701
10,441	Fifth Third Bancorp	449,381
6,604	Wells Fargo & Company	320,030
		1,556,121
	BEVERAGES - 0.7%
4,062	PepsiCo, Inc.	679,898

	BIOTECH & PHARMA - 1.0%
1,845	Amgen, Inc.	446,158
6,366	Merck & Company, Inc.	522,330
		968,488
	CABLE & SATELLITE - 0.5%
9,456	Comcast Corporation, Class A	442,730

	E-COMMERCE DISCRETIONARY - 0.9%
276	Amazon.com, Inc.(a)	899,746

	ENTERTAINMENT CONTENT - 0.8%
5,642	Walt Disney Company(a)	773,857

	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
908	Goldman Sachs Group, Inc.	299,731

	INSURANCE - 0.4%
5,953	American International Group, Inc.	373,670

	INTERNET MEDIA & SERVICES - 0.9%
326	Alphabet, Inc., Class C(a)	910,515

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 24.4% (Continued)
	LEISURE FACILITIES & SERVICES - 0.4%
1,735	McDonald’s Corporation	$429,031

	MEDICAL EQUIPMENT & DEVICES - 0.3%
2,207	Medtronic PLC	244,867

	MORTGAGE FINANCE — 8.5%
310,657	AGNC Investment Corporation	4,069,607
596,102	Annaly Capital Management, Inc.	4,196,558
		8,266,165

	MULTI ASSET CLASS REIT - 0.4%
4,632	WP Carey, Inc.	374,451

	OFFICE REIT - 0.0%(b)
1,071	Orion Office REIT, Inc.	14,994

	RETAIL - DISCRETIONARY - 0.4%
1,436	Home Depot, Inc.	429,838

	RETAIL REIT - 0.8%
10,719	Realty Income Corporation	742,827

	SEMICONDUCTORS - 0.8%
2,232	Advanced Micro Devices, Inc.(a)	244,047
10,119	Intel Corporation	501,497
		745,544
	SOFTWARE - 2.1%
4,112	Microsoft Corporation	1,267,771
2,809	Salesforce, Inc.(a)	596,407
194	Shopify, Inc., Class A(a)	131,136
		1,995,314
	TECHNOLOGY HARDWARE - 1.0%
5,766	Apple, Inc.	1,006,801

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares					Fair Value
	COMMON STOCKS — 24.4% (Continued)
	TECHNOLOGY SERVICES - 1.2%
5,124	Fiserv, Inc.(a)				$519,573
5,092	PayPal Holdings, Inc.(a)				588,890
					1,108,463
	TELECOMMUNICATIONS - 0.5%
9,366	Verizon Communications, Inc.				477,104

	TRANSPORTATION & LOGISTICS - 0.4%
1,983	United Parcel Service, Inc., Class B				425,274

	TOTAL COMMON STOCKS (Cost $24,130,919)				23,675,680

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 46.2%
	BANKING — 17.9%
850,000	Bank of America Corporation		4.2500	10/22/26	877,077
550,000	Bank of America Corporation		4.1830	11/25/27	562,202
4,600,000	Bank of America Corporation(c)	H15T5Y + 2.000%	3.8460	03/08/37	4,412,225
1,250,000	Citigroup, Inc.		4.4500	09/29/27	1,293,498
4,350,000	Citigroup, Inc.(c)	SOFRRATE + 1.939%	3.7850	03/17/33	4,331,957
100,000	JPMorgan Chase & Company		4.2500	10/01/27	103,652
4,650,000	JPMorgan Chase & Company(c)	SOFRRATE + 2.515%	2.9560	05/13/31	4,359,620
1,350,000	Wells Fargo & Company		4.3000	07/22/27	1,403,255

	BIOTECH & PHARMA — 0.9%
1,000,000	Amgen, Inc.		3.1500	02/21/40	912,670

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal
Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 7.4%
4,770,000	Goldman Sachs Group, Inc.		6.7500	10/01/37	$6,028,653
1,100,000	Morgan Stanley		4.3500	09/08/26	1,138,958
					7,167,611
	INSURANCE — 3.8%
2,400,000	American International Group, Inc.		3.8750	01/15/35	2,451,152
1,100,000	American International Group, Inc.		4.7000	07/10/35	1,178,195
					3,629,347
	RETAIL - DISCRETIONARY — 4.5%
4,300,000	Lowe’s Companies, Inc.		3.7500	04/01/32	4,354,107

	SPECIALTY FINANCE — 3.3%
250,000	Capital One Financial Corporation		3.7500	03/09/27	252,634
750,000	Capital One Financial Corporation		3.8000	01/31/28	757,046
2,500,000	Capital One Financial Corporation(c)	SOFRRATE + 1.337%	2.3590	07/29/32	2,145,887
					3,155,567
	TECHNOLOGY HARDWARE — 0.3%
250,000	Apple, Inc.		4.5000	02/23/36	285,830

	TELECOMMUNICATIONS — 8.1%
800,000	AT&T, Inc.		5.2500	03/01/37	912,169
4,800,000	AT&T, Inc.		4.5000	05/15/35	5,089,624
750,000	Verizon Communications, Inc.		4.5000	08/10/33	806,814
1,000,000	Verizon Communications, Inc.		4.2720	01/15/36	1,056,680
					7,865,287

	TOTAL CORPORATE BONDS (Cost $46,795,955)				44,713,905

	MUNICIPAL BONDS — 2.7%
	SALES TAX — 0.9%
1,000,000	Metropolitan Atlanta Rapid Transit Authority		2.6800	07/01/40	884,815

	WATER AND SEWER — 1.8%
1,000,000	City of Cincinnati OH Water System Revenue		2.6260	12/01/40	876,285

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 2.7% (Continued)
	WATER AND SEWER — 1.8% (Continued)
1,000,000	Suffolk County Water Authority	2.3100	06/01/39	$875,265
				1,751,550

	TOTAL MUNICIPAL BONDS (Cost $3,021,460)			2,636,365

	U.S. GOVERNMENT & AGENCIES — 81.3%
	AGENCY FIXED RATE — 71.6%
1,440,171	Fannie Mae Pool (d)	3.5000	04/01/48	1,474,260
19,700,000	Fannie Mae Pool (d)	4.0000	04/01/52	20,145,916
106,815	Ginnie Mae I Pool	6.0000	09/15/32	114,295
81,156	Ginnie Mae I Pool	6.0000	01/15/33	86,752
33,713	Ginnie Mae I Pool	6.0000	06/15/33	37,202
78,541	Ginnie Mae I Pool	6.0000	08/15/33	83,947
310,625	Ginnie Mae I Pool	6.5000	10/15/37	338,082
898,781	Ginnie Mae I Pool	4.0000	01/15/46	975,100
1,335,174	Ginnie Mae I Pool (d)	4.0000	01/15/48	1,430,614
827,673	Ginnie Mae I Pool (d)	4.0000	03/15/48	886,825
662,440	Ginnie Mae I Pool (d)	4.0000	03/15/48	709,746
1,159,527	Ginnie Mae I Pool (d)	3.5000	04/15/48	1,210,540
777,038	Ginnie Mae I Pool (d)	4.0000	04/15/48	831,377
590,658	Ginnie Mae I Pool	4.0000	05/15/48	619,021
796,735	Ginnie Mae I Pool (d)	4.5000	05/15/48	871,820
579,172	Ginnie Mae I Pool	4.0000	08/15/48	614,466
499,231	Ginnie Mae I Pool (d)	4.0000	11/15/48	526,078
1,189,601	Ginnie Mae I Pool (d)	4.5000	02/15/49	1,314,609
3,892,873	Ginnie Mae I Pool (d)	4.0000	07/15/49	4,171,716
670,747	Ginnie Mae I Pool (d)	4.5000	02/15/50	738,601
1,671,970	Ginnie Mae II Pool	4.0000	09/20/47	1,720,656
1,823,499	Ginnie Mae II Pool	4.5000	02/20/48	1,904,588
1,293,644	Ginnie Mae II Pool (d)	4.0000	03/20/48	1,374,766
848,532	Ginnie Mae II Pool (d)	4.0000	03/20/48	901,740
1,027,337	Ginnie Mae II Pool	4.5000	07/20/48	1,106,490
860,841	Ginnie Mae II Pool (d)	4.0000	09/20/48	914,772

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 81.3% (Continued)
	AGENCY FIXED RATE — 71.6% (Continued)
1,231,189	Ginnie Mae II Pool	4.0000	09/20/48	$1,307,338
591,051	Ginnie Mae II Pool	4.5000	09/20/48	631,900
1,564,356	Ginnie Mae II Pool (d)	4.5000	02/20/49	1,683,229
1,361,573	Ginnie Mae I Pool (d)	3.5000	10/15/51	1,421,876
1,525,020	Ginnie Mae II Pool (d)	4.0000	10/20/51	1,620,714
5,539,395	Ginnie Mae II Pool (d)	3.5000	10/20/51	5,799,005
1,518,439	Ginnie Mae II Pool (d)	3.5000	02/20/50	1,589,595
2,937,119	Ginnie Mae II Pool (d)	4.0000	02/20/50	3,121,357
2,373,175	Ginnie Mae II Pool	3.5000	07/20/51	2,483,710
2,212,784	Ginnie Mae II Pool	4.0000	12/20/51	2,351,611
2,071,557	Ginnie Mae II Pool (d)	4.0000	01/20/52	2,201,207
				69,315,521
	AGENCY MBS OTHER — 9.7%
25,000	Ginnie Mae I Pool	7.5000	10/15/22	25,383
25,000	Ginnie Mae I Pool	7.0000	05/15/23	25,160
39,850	Ginnie Mae I Pool	7.0000	07/15/24	40,105
44,834	Ginnie Mae I Pool	7.5000	12/15/24	45,417
33,550	Ginnie Mae I Pool	7.0000	02/15/25	33,508
45,992	Ginnie Mae I Pool	7.5000	02/15/25	46,885
25,000	Ginnie Mae I Pool	7.0000	03/15/25	24,972
25,000	Ginnie Mae I Pool	7.5000	03/15/25	25,778
43,625	Ginnie Mae I Pool	7.5000	04/15/25	43,687
48,249	Ginnie Mae I Pool	8.0000	05/15/25	48,263
37,416	Ginnie Mae I Pool	7.5000	06/15/25	37,527
32,075	Ginnie Mae I Pool	7.5000	06/15/25	32,565
33,418	Ginnie Mae I Pool	7.5000	06/15/25	34,458
42,212	Ginnie Mae I Pool	7.5000	06/15/25	42,858
48,405	Ginnie Mae I Pool	7.5000	09/15/25	48,984
25,000	Ginnie Mae I Pool	7.0000	11/15/25	24,739
41,478	Ginnie Mae I Pool	7.5000	12/15/25	42,361
25,000	Ginnie Mae I Pool	7.0000	01/15/26	24,739
25,000	Ginnie Mae I Pool	7.0000	02/15/26	24,739
41,133	Ginnie Mae I Pool	7.0000	04/15/26	40,704
25,000	Ginnie Mae I Pool	7.5000	05/15/26	25,435

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 81.3% (Continued)
	AGENCY MBS OTHER — 9.7% (Continued)
48,072	Ginnie Mae I Pool	7.0000	08/15/26	$48,814
25,000	Ginnie Mae I Pool	7.0000	06/15/26	24,964
42,647	Ginnie Mae I Pool	7.5000	07/15/26	43,389
38,823	Ginnie Mae I Pool	7.0000	08/15/26	38,767
49,114	Ginnie Mae I Pool	7.0000	08/15/26	49,107
42,308	Ginnie Mae I Pool	7.0000	08/15/26	42,851
36,020	Ginnie Mae I Pool	7.0000	08/15/26	36,375
45,992	Ginnie Mae I Pool	7.0000	08/15/26	46,662
43,602	Ginnie Mae I Pool	7.5000	09/15/26	44,026
47,125	Ginnie Mae I Pool	7.0000	10/15/26	47,846
39,181	Ginnie Mae I Pool	7.0000	11/15/26	39,632
48,979	Ginnie Mae I Pool	7.0000	01/15/27	49,159
27,344	Ginnie Mae I Pool	7.0000	01/15/27	27,314
25,000	Ginnie Mae I Pool	7.0000	01/15/27	25,233
31,687	Ginnie Mae I Pool	7.0000	03/15/27	31,749
25,000	Ginnie Mae I Pool	7.0000	03/15/27	25,233
48,076	Ginnie Mae I Pool	7.0000	03/15/27	48,860
28,189	Ginnie Mae I Pool	7.0000	04/15/27	28,268
25,000	Ginnie Mae I Pool	7.0000	04/15/27	24,870
25,000	Ginnie Mae I Pool	7.0000	04/15/27	25,085
25,000	Ginnie Mae I Pool	7.0000	04/15/27	25,233
37,614	Ginnie Mae I Pool	6.5000	05/15/27	37,754
25,000	Ginnie Mae I Pool	7.0000	05/15/27	24,870
38,556	Ginnie Mae I Pool	7.0000	05/15/27	38,576
71,286	Ginnie Mae I Pool	6.5000	06/15/27	72,354
25,000	Ginnie Mae I Pool	7.0000	06/15/27	25,085
25,000	Ginnie Mae I Pool	7.0000	06/15/27	25,233
68,520	Ginnie Mae I Pool	6.5000	07/15/27	68,158
42,686	Ginnie Mae I Pool	6.5000	07/15/27	42,828
36,642	Ginnie Mae I Pool	7.0000	07/15/27	36,793
43,132	Ginnie Mae I Pool	7.0000	08/15/27	43,371
28,583	Ginnie Mae I Pool	7.0000	08/15/27	28,680
39,459	Ginnie Mae I Pool	7.0000	08/15/27	39,826
45,309	Ginnie Mae I Pool	7.0000	08/15/27	45,074

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 81.3% (Continued)
	AGENCY MBS OTHER — 9.7% (Continued)
45,057	Ginnie Mae I Pool	6.5000	04/15/28	$44,974
57,734	Ginnie Mae I Pool	7.0000	09/15/27	57,632
36,467	Ginnie Mae I Pool	7.0000	01/15/28	36,856
25,000	Ginnie Mae I Pool	7.0000	03/15/28	24,786
25,000	Ginnie Mae I Pool	7.0000	04/15/28	24,786
25,000	Ginnie Mae I Pool	7.0000	06/15/28	24,786
25,000	Ginnie Mae I Pool	7.0000	04/15/29	25,014
25,000	Ginnie Mae I Pool	7.0000	06/15/29	24,761
25,000	Ginnie Mae I Pool	7.0000	07/15/29	24,761
25,000	Ginnie Mae I Pool	7.0000	09/15/29	24,761
35,993	Ginnie Mae I Pool	7.0000	11/15/29	35,649
34,119	Ginnie Mae I Pool	7.0000	01/15/30	34,232
33,338	Ginnie Mae I Pool	7.0000	01/15/30	33,357
25,000	Ginnie Mae I Pool	7.0000	02/15/30	24,771
25,000	Ginnie Mae I Pool	7.0000	03/15/30	24,771
25,000	Ginnie Mae I Pool	7.0000	03/15/30	24,736
25,000	Ginnie Mae I Pool	7.0000	04/15/30	24,999
40,836	Ginnie Mae I Pool	7.0000	05/15/30	41,017
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,003
38,156	Ginnie Mae I Pool	7.0000	05/15/30	38,256
25,000	Ginnie Mae I Pool	7.0000	05/15/30	24,736
25,000	Ginnie Mae I Pool	7.0000	05/15/30	24,771
25,000	Ginnie Mae I Pool	7.0000	06/15/30	24,736
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,003
25,000	Ginnie Mae I Pool	7.0000	06/15/30	24,771
45,756	Ginnie Mae I Pool	7.0000	06/15/30	45,878
25,000	Ginnie Mae I Pool	7.0000	06/15/30	24,748
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,021
40,738	Ginnie Mae I Pool	7.0000	07/15/30	40,737
25,000	Ginnie Mae I Pool	7.0000	07/15/30	24,771
25,000	Ginnie Mae I Pool	7.0000	08/15/30	24,748
41,433	Ginnie Mae I Pool	7.0000	08/15/30	41,622
25,000	Ginnie Mae I Pool	7.0000	08/15/30	25,021
34,540	Ginnie Mae I Pool	7.0000	09/15/30	34,224

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 81.3% (Continued)
	AGENCY MBS OTHER — 9.7% (Continued)
25,000	Ginnie Mae I Pool	7.0000	10/15/30	$24,748
44,210	Ginnie Mae I Pool	7.0000	11/15/30	44,364
41,711	Ginnie Mae I Pool	7.0000	09/15/30	41,270
45,189	Ginnie Mae I Pool	7.0000	09/15/30	45,194
41,521	Ginnie Mae I Pool	7.0000	10/15/30	41,557
85,518	Ginnie Mae I Pool	7.0000	12/15/30	86,818
48,134	Ginnie Mae I Pool	6.5000	01/15/31	48,860
30,400	Ginnie Mae I Pool	7.0000	01/15/31	30,140
44,416	Ginnie Mae I Pool	7.0000	01/15/31	43,969
44,094	Ginnie Mae I Pool	7.0000	02/15/31	44,302
80,148	Ginnie Mae I Pool	6.5000	03/15/31	81,934
160,608	Ginnie Mae I Pool	6.5000	03/15/31	165,107
25,000	Ginnie Mae I Pool	6.5000	03/15/31	25,796
86,993	Ginnie Mae I Pool	6.5000	03/15/31	88,975
25,000	Ginnie Mae I Pool	6.5000	03/15/31	25,666
25,000	Ginnie Mae I Pool	6.5000	04/15/31	25,796
82,353	Ginnie Mae I Pool	6.5000	04/15/31	84,267
36,832	Ginnie Mae I Pool	6.5000	04/15/31	37,197
25,000	Ginnie Mae I Pool	6.5000	05/15/31	25,666
61,253	Ginnie Mae I Pool	6.5000	05/15/31	62,295
99,018	Ginnie Mae I Pool	6.5000	05/15/31	102,005
25,000	Ginnie Mae I Pool	6.5000	06/15/31	25,796
37,484	Ginnie Mae I Pool	6.5000	08/15/31	38,678
40,278	Ginnie Mae I Pool	6.5000	08/15/31	41,350
263,216	Ginnie Mae I Pool	6.5000	11/15/31	273,940
410,354	Ginnie Mae I Pool	6.5000	11/15/31	431,972
139,922	Ginnie Mae I Pool	6.5000	01/15/32	144,769
91,808	Ginnie Mae I Pool	6.0000	08/15/32	96,020
96,504	Ginnie Mae I Pool	6.0000	08/15/32	98,742
596,344	Ginnie Mae I Pool (d)	6.5000	08/15/32	633,169
316,574	Ginnie Mae I Pool (d)	6.0000	09/15/32	332,699
446,051	Ginnie Mae I Pool	6.5000	02/15/33	471,430
105,400	Ginnie Mae I Pool	6.0000	04/15/33	108,331
361,940	Ginnie Mae I Pool (d)	6.0000	08/15/33	377,710

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal
Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 81.3% (Continued)
	AGENCY MBS OTHER — 9.7% (Continued)
383,854	Ginnie Mae I Pool	5.0000	04/15/38	$400,097
785,756	Ginnie Mae I Pool	5.0000	06/15/38	832,696
738,669	Ginnie Mae I Pool	5.0000	09/15/38	775,246
				9,329,572

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $80,152,894)			78,645,093

Contracts(e)		Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED (a) - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
750	iShares 20+ Year Treasury Bond ETF	05/20/2022	$125	$9,906,000	102,000
1,180	iShares 20+ Year Treasury Bond ETF	06/17/2022	120	15,585,440	136,880
200	SPDR S&P 500 ETF Trust	05/20/2022	430	9,032,800	116,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $324,420)				355,280

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $324,420)				355,280

	TOTAL INVESTMENTS - 155.0% (Cost $154,425,648)				$150,026,323
	LIABILITIES IN EXCESS OF OTHER ASSETS - (55.0)%				(53,251,153)
	NET ASSETS - 100.0%				$96,775,170

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Value and Unrealized Appreciation
10	CBOT 10 Year US Treasury Note	06/21/2022	$1,228,750	$20,000
87	CBOT US Long Bond Future	06/21/2022	13,055,481	258,264
	TOTAL FUTURES CONTRACTS			$278,264

The accompanying notes are an integral part of these financial statements.

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

REVERSE REPURCHASE AGREEMENTS

Principal
Amount ($)	Counterparty	Acquired Date	Interest (%)	Maturity	Fair Value
$(19,121,000)	Goldman Sachs	3/7/2022	0.5000	4/7/2022	$(19,121,000)
(7,800,000)	INTL FCStone	3/30/2022	0.5000	4/7/2022	(7,800,000)
(28,470,000)	South Street	3/30/2022	0.3900	4/7/2022	(28,470,000)
TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $55,391,000)					$(55,391,000)

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Variable rate security; the rate shown represents the rate on March 31, 2022.

(d)	This security has been pledged as collateral for securities sold under agreements to repurchase of $57,390,431.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Fannie Mae - Mortgage-backed securities guaranteed by the Federal National Mortgage Association. These obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life of these securities may be substantially less than their original maturity.

Ginnie Mae - Mortgage-backed securities guaranteed by the Government National Mortgage Association. These obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life of these securities may be substantially less than their original maturity. GNMA securities are the only mortgage-backed securities guaranteed by the full faith and credit of the U.S. Government.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Assets and Liabilities (Unaudited)
March 31, 2022

Assets:
Investments, at fair value (cost $154,425,648) - including $57,390,431 of securities deposited in a pledge account for repurchase agreements collateral	$150,026,323
Cash	110,163
Deposits with broker for futures contracts	1,059,799
Interest receivable	716,113
Unrealized appreciation on futures	278,264
Dividend receivable	188,488
Receivable for Fund shares sold	11,300
Prepaid expenses and other assets	2,849
Total Assets	152,393,299

Liabilities:
Reverse repurchase agreements (proceeds $55,391,000)	55,391,000
Investment advisory fees payable	45,156
Distribution fees payable	33,077
Payable for securities purchased	27,107
Interest payable for reverse repurchase agreements	18,945
Accrued expenses and other liabilities	102,844
Total Liabilities	55,618,129
Net Assets	$96,775,170

Net assets:

Capital stock, $0 par value
Paid-in capital, unlimited shares authorized	$107,277,369
Accumulated losses	(10,502,199)
Total Net Assets	$96,775,170

Shares outstanding
Class A Shares	8,915,395
Class C Shares	1,501,658
	10,417,053

Class A Shares:
Net Assets	$82,844,805
Net assets and redemption price per share (a)	$9.29	(b)
Maximum offering price per share (maximum sales charge of 3.50%)	$9.63

Class C Shares:
Net Assets	$13,930,365
Net assets, offering price and redemption price per share (a)	$9.28

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on March 31, 2022 due to financial statement rounding and/or financial statement adjustments.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2022

Investment income:
Interest	$2,241,433
Dividends (net of tax withholding of $42,835)	629,286
Total investment income	2,870,719

Expenses:
Investment advisory fees	521,820
Interest and leverage related expenses	82,828
Distribution fees:
Class A	107,566
Class C	73,854
Administration fee	40,393
Legal fees	24,932
Custody fees	24,631
Transfer agent fees	23,320
Fund accounting fees	17,752
Professional fees	16,209
Directors’ fees	13,663
Audit and accounting fees	10,476
Insurance expense	3,253
Shareholder service fees	3,005
Printing expenses	2,992
Other expenses	10,977
Total expenses	977,671
Less: Advisory fees waived by Adviser	(109,311)
Less: Distribution fees waived by Adviser	(22,137)
Net expenses	846,223
Net investment income	$2,024,496

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,866,163)
Options contracts	287,005
Futures contracts	878,400
(1,700,758)
Net change in unrealized gain (loss):
Investments	(9,389,860)
Options contracts	(117,443)
Futures contracts	(65,091)
(9,572,394)

Net realized and unrealized loss on investments	(11,273,152)
Net decrease in net assets from operations	$(9,248,656)

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Changes in Net Assets

	For The Six Months	For The Year
	Ended	Ended
	March 31, 2022	September 30, 2021
	(Unaudited)
From Operations:
Net investment income	$2,024,496	$1,807,963
Net realized gain (loss) on investments, options contracts and futures contracts	(1,700,758)	625,339

Net change in unrealized gain (loss) on investments, options contracts and futures contracts	(9,572,394)	3,788,823
	(9,248,656)	6,222,125

Distributions to shareholders:
Total distributions
Class A	(1,773,440)	(2,749,585)
Class C	(240,791)	(324,025)
Total Distributions to shareholders:	(2,014,231)	(3,073,610)

From capital share transactions:
Shares sold
Class A	6,273,078	40,159,571
Class C	1,338,020	9,755,701

Shares issued in reinvestment of distributions
Class A	426,016	661,675
Class C	44,852	63,445

Shares redeemed
Class A	(883,408)	(3,906,308)
Class C	(467,058)	(1,090,611)

Redemption fees
Class A	—	130
Net increase in net assets from capital share transactions	6,731,500	45,643,603

Net Increase (Decrease) in Net Assets	(4,531,387)	48,792,118

Net Assets:
Beginning of Period	$101,306,557	$52,514,439
End of Period	$96,775,170	$101,306,557

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Statement of Cash Flows (Unaudited)
For the Six Months Ended March 31, 2022

Cash used in operating activities
Net increase in net assets resulting from operations	$(9,248,656)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(84,723,449)
Proceeds from sales of investments	79,126,110
Proceeds from paydowns on investments	7,066,398
Amortization of premiums on investments, net	337,902
Net realized loss on investments, options contracts and futures contracts	987,515
Net change in unrealized gain on investments, options contracts and futures contracts	9,572,394

Decrease (increase) in assets:
Interest receivable	66,736
Dividend receivable	(5,075)
Prepaid expenses and other assets	(1,384)
Increase (decrease) in liabilities:
Investment advisory fees payable	(19,811)
Distribution fees payable	3,537
Accounts payable and other accrued expenses	(15,099)
Net cash used in operating activities	3,147,118

Cash flows from financing activities:
Proceeds from shares sold	7,669,203
Decrease in borrowings, net of repayments of $871,819,679	(9,405,648)
Payment of shares redeemed	236,995
Distributions to shareholders	(1,543,363)
Net cash from financing activities	(3,042,813)

Net increase in cash	104,305
Cash at beginning of period	1,065,657
Cash at end of year (includes deposits with broker)	$1,169,962

Supplemental disclosures:
Interest paid	$63,883
Restricted cash	$1,059,799

Non-Cash Financing Activities:
Dividends reinvested	$470,868

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Financial Highlights

The following per unit data and ratios have been derived from information provided in the financial statements.

	Class A

			For the Year Ended
	For the Six Months Ended		September 30,
	March 31, 2022		2021
	(Unaudited)
Per-share operating performance:
Net asset value, beginning of period	$10.39		$9.77

Income from investment operations:
Net investment income*	0.21		0.25
Net realized and unrealized gain (loss) from investment operations
	(1.10)		0.79
	(0.89)		1.04
Less distributions:
Dividends from net investment income	(0.21)		(0.42)

Net asset value, end of period	$9.29		$10.39

Total investment return based on net asset value per share	(8.72	)%(a)	10.77%

Ratios as a percentage of average net assets:
Expenses:
before waiver/recapture	1.84	%(b)	1.90%
net of waiver/recapture	1.58	%(b)	1.58%
Expenses. excluding interest and leverage related expenses:
before waiver/recapture	1.68	%(b)	1.77%
net of waiver/recapture	1.42	%(b)	1.45%
Net investment income	4.12	%(b)	2.45%
Net assets, end of period (in thousands)	$82,845		$86,658
Portfolio turnover rate	49	%(a)	14%

*	Based on average shares outstanding during the six months ended March 31, 2022 and year ended September 30, 2021 of 8,591,337 and 6,461,521 for Class A shares, respectively.
(a)	Not annualized.
(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Financial Highlights

The following per unit data and ratios have been derived from information provided in the financial statements.

	Class C

	For the Six Months Ended		For the Year Ended
	March 31, 2022		September 30, 2021
	(Unaudited)
Per-share operating performance:
Net asset value, beginning of period	$10.37		$9.75

Income from investment operations:
Net investment income*	0.17		0.17
Net realized and unrealized gain (loss) from investment operations
	(1.10)		0.79
	(0.93)		0.96
Less distributions:
Dividends from net investment income	(0.16)		(0.34)

Net asset value, end of period	$9.28		$10.37

Total investment return based on net asset value per share	(9.04	)%(a)	9.89%

Ratios as a percentage of average net assets:
Expenses:
before waiver/recapture	2.54	%(b)	2.64%
net of waiver/recapture	2.28	%(b)	2.32%
Expenses. excluding interest and leverage related expenses:
before waiver/recapture	2.38	%(b)	2.51%
net of waiver/recapture	2.12	%(b)	2.19%
Net investment income	3.41	%(b)	1.68%

Net assets, end of period (in thousands)	$13,930		$14,649
Portfolio turnover rate	49	%(a)	14%

*	Based on average shares outstanding during the six months ended March 31, 2022 and year ended September 30, 2021 of 1,477,062 and 948,258 for Class C shares, respectively.
(a)	Not annualized.
(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited)
March 31, 2022

Note 1 -	Organization

Prior to June 17, 2021, Atlas U.S. Tactical Income Fund, Inc. (the Fund) was a diversified, leveraged, open-end, redeemable at will, mutual fund investment company registered under the Puerto Rico Investment Companies Act of 2013 (the Act), as amended, and organized under the laws of the Commonwealth of Puerto Rico. The Fund was incorporated on June 17, 2015, and started operations on October 1, 2015. Since June 17, 2021, the Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize total return, consistent with preservation of capital.

The Fund currently offers Class A and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Class C shares are offered at net asset value. The Fund charges a fee of 1% on redemptions of shares held for less than 60 days. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Fund:

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Net Asset Value

The net asset value per share of the Fund is determined as of the close of regular trading on each day that the New York Stock Exchange is open for business by adding the assets value of all securities and other assets of the Fund, then subtracting its liabilities, and then dividing the result by the total number of shares outstanding.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 1 -	Organization – (continued)

Fair Value Measurements

The Fund follows the provisions of FASB ASC 820 - Fair Value Measurements and Disclosures for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Investment Transactions

Investment transactions are recorded on a trade date basis. Differences between cost and fair values are reflected as unrealized appreciation or depreciation on investments. The Fund uses the high cost method for determining realized gains or losses on investments.

Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Discounts and premiums on fixed income securities are accreted or amortized using the interest yield method.

Taxation

The Fund recognizes the tax benefits of uncertain tax positions only where the position is more likely than not to be sustained on its merits in examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years. As of March 31, 2022, there were no uncertain tax positions for the Fund or unrecognized tax benefits. The Fund remains subject to income tax examinations for its PR income taxes for the fiscal years 2017 to 2021.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a tax of 15%. Moreover, distribution of capital gain dividends, if any to (a) Puerto Rico individuals, estates, and trusts are subject to a tax of 15% and (b) Puerto Rico corporations are subject to a tax of 20%. The tax withholdings are effected at the time of payment of the corresponding dividend. Otherwise, tax distributions will be subject to regular income tax. Individual shareholders may be subject to alternate basic tax on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 1 -	Organization – (continued)

In addition, the Fund is exempt from United States income taxes, except for dividends received from United States sources, which are subject to a 10% United States withholding tax, if certain requirements are met. Dividend income is recorded net of taxes. In the opinion of the Fund’s legal counsel, the Fund is not required to file a U.S. federal income tax return.

Shares Issues and Redemptions

In accordance with the terms of the Fund, a net asset value per share is determined for each share class, as of the close of business on every business day for the purposes of issuance and redemption of the Fund’s shares.

Dividends and Distributions to Shareholders

The Fund distributes income on a monthly basis. The Fund does not generally intend to distribute capital gains, unless the Board of Directors (Board) determines that capital gains must be distributed to holders of shares in order to ensure advantageous tax treatment for the Fund or its shareholders.

Concentration of Credit Risk

The Fund is designated as a diversified fund, which may not invest more than 5% of the Fund’s total assets in a single issuer, with the exception of obligations guaranteed by the U.S. Government or one of its agencies.

Financial instruments that potentially expose the Fund to certain concentrations of credit risk include cash in bank accounts. The cash deposits, at times, may exceed the amount insured by the Federal Deposit Insurance Corporation (FDIC).

Deposit accounts, including checking and savings accounts, money market deposit accounts and certificates of deposit are standardly insured for up to $250,000 by the FDIC. The standard insurance coverage is per depositor, per insured bank. In addition, deposits with broker dealers are insured by the Securities Investor Protection Corporation (SIPC) up to $250,000. Cash deposit with counter parties for futures and options are uninsured. At March 31, 2022, the Fund had no uninsured cash deposits fully related to broker deposits and variation funds for futures and options. The Fund has not experienced any losses on such accounts.

Futures Contracts – The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 1 -	Organization – (continued)

Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of March 31, 2022, the change in unrealized loss and the amount of realized gain on futures contracts subject to interest rate risk amounted to $(65,091) and $878,400, respectively.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase options to help hedge against risk.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The effect of derivative instruments on the Statements of Assets and Liabilities at March 31, 2022, were as follows:

		Location of derivatives on Statement of	Fair value of asset/liability
Derivative	Risk Type	Assets and Liabilities	derivatives
Options purchased	Interest Rate, Equity	Investments, at fair value	$355,280

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2022, were as follows:

			Realized and
			unrealized gain (loss)
Derivative	Risk Type	Location of gain (loss) on derivatives	on derivatives
Options purchased	Interest Rate	Net realized gain from options contracts	$287,005
Options purchased	Interest Rate, Equity	Net change in unrealized depreciation on options contracts	(117,443)
		Total	$169,562

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 1 -	Organization – (continued)

The notional value of the derivative instruments outstanding as of March 31, 2022, as disclosed in the Schedule of Investments and the realized loss amounts and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2022, amounted to $84,723,449 and $79,126,110, respectively.

Note 2 -	Fair Value Measurements

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Futures contracts are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Exchange traded options are valued at the last sale price or in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Open-end underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds.

The Fund determines the fair value of its financial instruments based on the Fair Value Measurement framework, which establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 2 -	Fair Value Measurements – (continued)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2022, for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$23,675,680	$—	$—	$23,675,680
Corporate Bonds	—	44,713,905	—	44,713,905
Municipal Bonds	—	2,636,365	—	2,636,365
U.S. Government & Agencies	—	78,645,093	—	78,645,093
Put Options Purchased	355,280	—	—	355,280
Total Investments	$24,030,960	$125,995,363	$—	$150,026,323
Derivatives
Futures Contracts **	$278,264	$—	$—	$278,264
Total Assets	$24,309,224	$125,995,363	$—	$150,304,587

Liabilities
Reverse Repurchase Agreements	$—	$(55,391,000)	$—	$(55,391,000)
Total Liabilities	$—	$(55,391,000)	$—	$(55,391,000)

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 2 -	Fair Value Measurements – (continued)

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

**	Represents cumulative appreciation (depreciation) on futures contracts at March 31, 2022.

The following is a description of the Fund’s valuation methodologies used for assets and liabilities measured at fair value:

Equity Securities – Equity securities include common stock, exchange traded funds and master limited partnerships. Equity securities with quoted market prices obtained from an active exchange market are classified as Level 1.

Exchange Traded Funds (ETFs) – ETFs are priced continuously during normal trading hours in an active exchange market. The net asset value (NAV) of ETFs is calculated at the end of each trading day, at market close. ETFs are classified as Level 1.

U.S. Government Agency Debentures, Mortgage-Backed and Instrumentalities – Fair value for these securities is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and quoted market prices for similar securities. Other US Government debt securities, other than U.S. Treasury Notes, are classified as Level 2.

Corporate Bonds – The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial
	of Recognized	Assets &	Assets &	Instruments	Collateral
Description	Liabilities	Liabilities	Liabilities	Pledged (1)	Pledged/(Received)	Net Amount
Reverse repurchase agreements	$55,391,000	$—	$55,391,000	$55,391,000	$—	$—

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged.

Remaining contractual maturity of the lending agreement

				Greater
	Overnight &		30-90	than 90
	Continuous	Up to 30 Days	Days	Days	Total
US Government Agency Obligations	$—	$55,391,000	$—	$—	$55,391,000
Gross amount of unrecognized liabilities for reverse repurchase agreements					$55,391,000

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 3 -	Management, Advisory, Distribution and Other Fees

Investment Advisory Fees

Atlas Asset Management, LLC (the “Adviser”) provides investment advisory services to the Fund. The Adviser charges an investment advisory fee at an annual rate of 0.65% on the first $100 million, 0.60% on the next $200 million and 0.55% on assets exceeding $300 million on the Fund’s average daily gross assets. For the six months ended March 31, 2022, $521,820 of investment advisory fees was paid by the Fund of which $109,311 was waived by the Adviser.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least January 31, 2023 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.15% of the average daily gross assets of the Fund’s Class A shares and 1.90% of the average daily gross assets of the Fund’s Class C shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the year ended September 30, 2021, the Adviser waived fees of $202,727 which are subject to recapture by the Adviser before September 30, 2024.

Distribution Fees

Oriental Financial Services Corp. (OFSC), a broker-dealer registered in Puerto Rico, participates in the distribution of the Fund’s shares. The distribution fee amounts to an annual rate of 0.25% and 1.00% of the Class A and Class C shares, respectively, computed on the Fund’s average daily net assets. For the six months ended March 31, 2022, $107,566 for Class A and $73,854 for Class C of distribution fees was paid by the Fund of which $22,137 of the distribution fees on Class A was waived by the Adviser.

Other Fees

Certain officers and directors of the Fund are also officers and directors of the Adviser. The Fund also has three independent directors, who are paid based upon fees per meeting and disclosed in the Prospectus. For the six months ended March 31, 2022, the independent directors received $10,125 in fees.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 4 -	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments. Some of these requirements and limitations are imposed statutorily or by regulation, while others are by procedures established by the Board. The most significant requirements and limitations are discussed below.

The Fund is prohibited from investing in direct or indirect obligations issued by the Commonwealth of Puerto Rico or any of its instrumentalities or any security deemed illiquid by the Adviser.

Normally, at least 20% of the Fund’s assets must be invested solely in securities issued by Government National Mortgage Association (“GNMA” or “Ginnie Mae”), Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) representing an interest in or guaranteed by mortgages on real property located in Puerto Rico.

Note 5 -	Share Transactions

The Fund is authorized to issue an unlimited number of Class A and Class C shares of common stock with no par value per share. Transactions in shares during the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:

March 31, 2022
	Shares
	Class A	Class C
Shares sold	625,000	131,379
Shares issued in reinvestment of distributions	42,888	4,514
Shares redeemed	(90,013)	(46,486)

Net increase	577,875	89,407
Shares outstanding
Beginning of year	8,337,520	1,412,251
End of year	8,915,395	1,501,658

September 30, 2021
	Shares
	Class A	Class C
Shares sold	3,850,852	935,975
Shares issued in reinvestment of distributions	64,152	6,147
Shares redeemed	(379,573)	(104,242)

Net increase	3,535,431	837,880
Shares outstanding
Beginning of year	4,802,089	574,371
End of year	8,337,520	1,412,251

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 6 -	Tax Information

The Fund should be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the Puerto Rico Internal Revenue Code of 2011, as amended.

The Fund will be treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “US Code”). As such, the Fund will not qualify as a regulated investment company under Subchapter M of the US Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account, which, under the US Code, does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund will be subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

Note 7 -	Tax Components of Capital

The tax attributes of distributions paid during the fiscal year ended September 30, 2021, were as follows:

Fiscal Year Ended
September 30, 2021
Ordinary Income	$(3,073,610)
Long-Term Capital Gain	—
Return of Capital	—
Total	$(3,073,610)

The Fund’s net investment income and net realized gain (loss) on investments and futures contracts reflected in the financial statements differ from distributable net investment income and net realized gain (loss) on investments and futures contracts for tax purposes. Permanent book and tax differences are primarily attributable to the tax adjustments for real estate investment trusts and partnerships, and paydowns from mortgage-backed securities, as follows:

2021
Net investment income per statement of operations	$1,807,963
Tax adjustments for real estate investment trusts and partnerships	—
Reclassification of realized loss on securities’ paydown for tax purposes	845,870
Distributable net investment income for tax purposes	$2,653,833

Net realized gain (loss) on investments and derivatives per statement of operations	$625,339
Tax adjustments for real estate investment trusts and partnerships	—
Reclassification of realized loss on securities’ paydown for tax purposes	(845,870)
Net realized loss on investments and futures contracts for tax purposes	$(220,531)

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 7 -	Tax Components of Capital - (continued)

The undistributed net investment income and accumulated net realized loss on investments (tax basis) and futures contracts, respectively, (for tax purposes) at September 30, 2021, were as follows:

2021
Undistributed net investment income, beginning of the year	$1,282,063
Net investment income for the year	2,653,833
Distributions	(3,073,610)
Undistributed net investment income, end of the year	$862,286

Accumulated net realized loss on investments and future contracts, beginning of the year	$(5,332,400)
Net realized loss on investment and future contracts for the year, tax basis	(220,531)
Distributions	—
Accumulated net realized loss on investments and future contracts, end of the year, tax basis	$(5,552,931)

Note 8 -	Securities Sold Under Agreements to Repurchase

Reverse Repurchase agreements involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

If a reverse repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the reverse repurchase agreement. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest thereon. In such an event, the Fund would have rights against the counterparty for breach of contract with respect to any losses resulting from those market fluctuations.

At March 31, 2022, the Fund had outstanding $55,391,000 in securities sold under agreements to repurchase.

Summarized information on such borrowing was as follows:

Weighted-average interest rate at end of the year	0.44%

Maximum aggregate balance outstanding at any time during the year	$67,153,000

Average balance outstanding during the year	$64,249,753

Weighted-average interest rate during the year	0.22%

At March 31, 2022, the interest rates on three outstanding agreements with maturities of April 7, 2022, were 0.50%, 0.50% and 0.39%.

At March 31, 2022, investment securities amounting to $57,390,431 were pledged as collateral for securities sold under agreements to repurchase. The counterparties under such agreements to repurchase have the right to sell or repledge the investment securities. Interest payable on securities sold under agreements to repurchase amounted to $18,945 at March 31, 2022.

No trades were executed by any affiliate of the Adviser.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 9 -	Risks and uncertainties

The business, results of operations and financial condition of the Fund may be adversely affected by public health epidemics, such as the recent novel coronavirus spread. A public health epidemic poses the risk that the Fund, its employees, business partners and investors may be prevented from conducting business activities for an indefinite period of time, including due to lockdowns that may be requested or mandated by governmental authorities. As of the date of issuing these financial statements, the Fund has not experienced financial losses or operating disruptions that adversely affects the Fund’s performance.

Leverage Risk. The use of leverage by the Fund creates an opportunity for increased net income, but at the same time, creates special risks. Because, under normal market conditions, obligations with longer-term or medium-term maturities produce higher yields than short-term obligations, the Adviser believes that the spread inherent in the difference between the short-term rates paid by the Fund in the course of leveraging and the longer-term rates received by the Fund from securities purchased with the proceeds of such leverage will provide holders of the shares with a potentially higher yield. Investors should note, however, that leverage creates certain risks for holder of shares, including higher volatility in the net asset value and market value of the shares as well as in the dividend rate paid by the Fund on the shares. Since any decline in the value of the Fund’s investment will be borne entirely by the holders of shares, the effect of leverage in the declining market would result in a greater decrease in net asset value per share than if the Fund were not leveraged, which will result in a lower redemption price of the shares. The effect of leverage may cause a shareholder to lose all or a portion of its investment in the Fund.

Mortgage-Backed Securities Risk. Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 10 -	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed statutorily or by regulation while others are imposed by procedures established by the Board of Directors. The most significant requirements and limitations are discussed below. Commencing on May 1, 2014 and in accordance with the requirements of the Puerto Rico Investment Companies Act and rulings issued by the Commissioner of Financial Institutions (“OCFI”), the Fund will be required to invest at least 20% of the Fund’s total assets in Puerto Rico Assets (the “20% investment requirement”). The balance of the Fund’s assets will be invested in U.S. debt and other fixed-income obligations. Under the new investment objective, the Fund will continue to be required to invest at least 90% of its assets in securities that are rated, at the time of purchase, within the highest rating category by one or more nationally recognized statistical rating organizations or are deemed of comparable quality by the Fund’s investment adviser. With this amended Ruling, the OCFI granted a waiver that permits the Fund to maintain PR assets acquired prior to the effective date of the change in investment policy. Therefore, the Fund will gradually achieve the approved investment policy and applicable compliance ratios with the gradual disposal of assets as market and economic conditions permits.

The Fund’s investment objective and fundamental policies may not be changed without the vote of a majority of the Fund’s outstanding shares of common stock and the consent of the Commissioner. All other investment policies and limitations, however, subject to applicable Puerto Rico law, may be changed by the Board of Directors of the Fund without the approval of either the Fund’s shareholders or the Commissioner. The Fund’s leverage, as measured by the ratio of total assets, may not exceed 33 1⁄3%. Should this ratio be exceeded, the Fund is precluded from further leverage transactions until the maximum 33 1⁄3% ratio is restored. The Fund may issue preferred stock, debt securities and other forms of leverage to the extent that immediately after their issuance the value of the Fund’s total assets less all the Fund’s liabilities and indebtedness which are not represented by preferred stock, debt securities, or other forms of leverage being issued or already outstanding is equal to or greater than 300% of the aggregate par value of all outstanding preferred stock (not including any accumulated dividends or other distributions attributable to such preferred stock) and the total amount outstanding of debt securities and other forms of leverage.

Note 11 -	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2022, Pershing LLC., an account holding shares for the benefit of others in nominee name, held approximately 80% of the voting securities for the Fund. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the Fund.

Atlas U.S. Tactical Income Fund, Inc.
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

Note 12 -	Recent Regulatory Updates

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives funds can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

Note 13 -	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Atlas U.S. Tactical Income Fund, Inc.
DISCLOSURE OF FUND EXPENSES (Unaudited)
March 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning October 1, 2021 through March 31, 2022.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending Account	Expenses Paid
	Beginning Account	Value	During Period *
	Value (10/1/21)	(3/31/22)	(10/1/21 to 3/31/22)
Actual
Class A	$1,000.00	$912.80	$7.53
Class C	$1,000.00	$909.60	$7.52
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,017.05	$7.95
Class C	$1,000.00	$1,013.56	$7.93

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratios of 1.58% and 2.28% for Class A and Class C, respectively, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

ANNUAL SHAREHOLDER MEETING PROXY VOTE RESULTS (Unaudited)

The Annual Shareholders Meeting of the Fund was held on January 28, 2022 at the offices of Atlas Asset Management, LLC, Buchanan Office Center, Suite 201, Road 165 #40, Guaynabo, Puerto Rico 00968. The Meeting was called for shareholders to vote on the members of the Board of Directors.

As of the close of business on December 13, 2021, the record date for Meeting, there were 9,9766,514 outstanding shares of the Fund that were entitled to vote. Shares represented in person or by proxy at the Meeting equaled 87.38% of the outstanding shares of the Fund. Therefore, a quorum was present. The votes cast for each Director were as follows:

		% of Shares
	# of Shares	Outstanding	% of Shares
	Voted For	Voted for Each	Voted For
Proposed Director	Each Director	Director	Each Director
Paul Hopgood	8,711,388	87.32%	99.93%
Eduardo Inclán	8,717,142	87.38%	100.00%
Mario Iturrino *	8,711,388	87.32%	99.93%
Jorge Padilla	8,717,142	87.36%	100.00%
Jaime Pandal	8,711,388	87.32%	99.93%

*	Mr. Iturrino passed away in March 2022.

Atlas U.S. Tactical Income Fund, Inc.

MAY 21, 2021

PRIVACY POLICY

In the course of doing business with shareholders, the Atlas Fund (the “Fund”) collect nonpublic personal information about shareholders. “Nonpublic personal information” is personally identifiable financial information about shareholders. For example, it includes shareholders’ social security number, account balance, bank account information and purchase and redemption history.

The Fund collects this information from the following sources:

➢	Information we receive from shareholders on applications or other forms;

➢	Information about shareholder transactions with us and our service providers, or others;

➢	Information we receive from consumer reporting agencies (including credit bureaus). What information does the Fund disclose and to whom does the Fund disclose information.

The Fund only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

➢	To government entities, in response to subpoenas or to comply with laws or regulations.

➢	When shareholders direct us to do so or consent to the disclosure.

➢	To companies that perform necessary services for the Fund, such as data processing companies that the Fund use to process shareholders transactions or maintain shareholder accounts.

➢	To protect against fraud, or to collect unpaid debts. Information about former shareholders.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information.

Within the Fund, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Fund and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Atlas U.S. Tactical Income Fund, Inc.

MAY 21, 2021

PRIVACY NOTICE

In order to provide the products and services of the Fund, we may collect nonpublic, personal information from you. We consider such information to be private and confidential and are committed to respecting your privacy and protecting your information.

We may collect nonpublic, personal information about you from the following sources:

➢	Information that you provide us on applications and other forms;

➢	Information that we generate to service your account, such as account statements; and

➢	Information that we may receive from third parties.

We do not disclose nonpublic, personal information about you without your authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund, including transfer agents and mailing services. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities and require third parties to treat your non-public personal information with the same high degree of confidentiality.

We restrict access to your nonpublic, personal information to those employees who need to know such information to provide products or services to you. We maintain certain physical, electronic and procedural safeguards that are designed to protect your nonpublic, personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or Fund company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-969-8440 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-969-8440.

INVESTMENT ADVISER
Atlas Asset Management, LLC
Buchanan Office Center
Road 165 #40, Suite 201
Guaynabo, Puerto Rico 00968

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

ATLAS-SAR22

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Atlas U.S. Tactical Income Fund, Inc.

By (Signature and Title)

/s/ Paul Hopgood

Paul Hopgood, President/Principal Executive Officer

Date 6/3/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Paul Hopgood

Paul Hopgood, President/Principal Executive Officer

Date 6/3/22

By (Signature and Title)

/s/ Jaime Pandal

Jaime Pandal, Treasurer/Principal Financial Officer

Date 6/3/22